DESCRIPTION OF THE BUSINESS (Details) $ in Millions		12 Months Ended
	May 26, 2023 USD ($) shares	Dec. 31, 2023 USD ($) country	Sep. 30, 2022 USD ($)
Description of Business [Line Items]
Number of countries | country		140
Atmus Filtration Technologies Inc. And Subsidiaries | Cummins Filtration, Inc.
Description of Business [Line Items]
Ownership Percentage	80.50%
IPO | Cummins Filtration, Inc.
Description of Business [Line Items]
Number of shares issued in transaction (in shares) | shares	16,243,070
Over-Allotment Option | Cummins Filtration, Inc.
Description of Business [Line Items]
Number of shares issued in transaction (in shares) | shares	2,118,661
Revolving Credit Facility | Atmus Credit Agreement | Line of Credit
Description of Business [Line Items]
Line of credit facility, maximum borrowing capacity			$ 1,000.0
Proceeds from debt borrowings	$ 650.0
Revolving Credit Facility | Atmus Term Loan Facility | Line of Credit
Description of Business [Line Items]
Line of credit facility, maximum borrowing capacity		$ 600.0	600.0
Proceeds from debt borrowings		600.0
Revolving Credit Facility | Atmus Revolving Credit Facility | Line of Credit
Description of Business [Line Items]
Line of credit facility, maximum borrowing capacity		400.0	$ 400.0
Proceeds from debt borrowings		$ 0.0